Investments (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Short-term Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2023 and 2024 were shown as below:

	As of December 31, 2023
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	166,999	835	(94)	—	—	167,740
Available-for-sale debt investments	1,642	—	—	29	—	1,671

	As of December 31, 2024
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Trading gains	Trading losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	96,639	370	(97)	—	—	—	—	96,912	13,277
Available-for-sale debt investments	5,912	—	—	42	—	—	—	5,954	816
Trading debt investments	15	—	—	—	—	—	—	15	2

Equity Method Investments	Financial information for the Group’s equity method investments are summarized as a group as follow:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Current assets	271,407	313,687	42,975
Non-current assets	154,364	148,546	20,351
Current liabilities	227,894	237,535	32,542
Non-current liabilities	30,226	31,428	4,306
Noncontrolling interests	2,461	2,638	361

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	42,123	60,042	88,904	12,180
Gross profit	23,925	40,304	56,675	7,764
Income from operations	617	8,120	11,670	1,599
Net (loss) income	(1,292)	9,544	13,317	1,824
Net (loss) income attributable to the investees	(1,239)	9,493	13,156	1,802

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of
available-for-sale
debt investments, classified by the contractual maturity date of the investments:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	1,793	246
Due in 1 year through 5 years	2,154	870	119
Not due at a single maturity date	1,528	3,697	506

Total	3,682	6,360	871

Long Term Investments
Schedule of Investments accounted for at fair value
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2023 and 2024 are shown as below:

	As of December 31, 2023
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	14,716	1,698	(6,804)	9,610
Available-for-sale debt investments	4,360	455	(1,133)	3,682
Investments accounted for at fair value	2,547	2,942	(648)	4,841

	As of December 31, 2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	13,303	1,198	(5,915)	8,586	1,176
Available-for-sale debt investments	6,819	629	(1,088)	6,360	871
Investments accounted for at fair value	2,558	2,580	(757)	4,381	600

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity investments without readily determinable fair values that do not qualify for the NAV practical expedient for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	218	571	32	4
Gross unrealized losses (including impairment) (i)	(2,418)	(744)	(292)	(40)

Net unrealized losses on equity investments held	(2,200)	(173)	(260)	(36)
Net realized gains on equity investments sold	90	251	38	5

Total net (losses) gains recognized	(2,110)	78	(222)	(31)

(i)	Gross unrealized losses (downward adjustments excluding impairment) were nil, RMB8 million and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

Summary of Breakdown of Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	9,610	8,586	1,176
Equity investments without readily determinable fair value using the NAV practical expedient	942	727	100
Equity investments without readily determinable fair value using the measurement alternative	8,093	4,150	569
Available-for-sale debt investments	3,682	6,360	871
Equity method investments	20,789	17,517	2,400
Investments accounted for at fair value	4,841	4,381	600

Total long-term investments	47,957	41,721	5,716

Schedule of the Carrying Amount of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Initial cost basis	13,586	9,083	1,244
Cumulative unrealized gains	3,099	1,193	163
Cumulative unrealized losses (including impairment)	(8,592)	(6,126)	(838)

Total carrying value	8,093	4,150	569